Shareholders’ Equity (Details) - USD ($)			1 Months Ended		12 Months Ended
	Apr. 02, 2020	Aug. 08, 2019	Apr. 24, 2020	Feb. 22, 2019	Dec. 31, 2020	Dec. 31, 2019	Feb. 16, 2019
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, authorized (in Shares)					500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share)					$ 0.0001	$ 0.0001
First reverse stock split, description	0.88-for-one reverse stock split of the Company’s outstanding and issued ordinary shares (the “First Reverse Stock Split”), which became effective on April 3, 2020. Any fractional ordinary share that would have otherwise resulted from the First Reverse Stock Split were rounded up to the nearest full share. The First Reverse Stock Split did not change the par value of the ordinary shares and had no effect on the number of authorized ordinary shares of the Company. As a result of the First Reverse Stock Split, 28,000,000 ordinary shares that were issued and outstanding at April 3, 2020 was reduced to 24,640,000 ordinary shares (taking into account the rounding of fractional shares).		one-for-0.68 reverse stock split of the Company’s issued and outstanding ordinary shares (the “Second Reverse Stock Split”), which became effective on April 24, 2020. Any fractional ordinary share that would have otherwise resulted from the Second Reverse Stock Split were rounded up to the nearest full share. The Second Reverse Stock Split did not change the par value of the ordinary shares and had no effect on the number of authorized ordinary shares of the Company. As a result of the Second Reverse Stock Split, 24,640,000 ordinary shares that were issued and outstanding at April 24, 2020 was reduced to 16,800,000 ordinary shares (taking into account the rounding of fractional shares).
Statutory reserves, description						As of December 31, 2019 and 2020, the statutory reserves of the Company’s WFOE, VIE and VIE’s subsidiaries in the PRC have not reached 50% of their respective registered capital except GMB Zibo.
Statutory reserves					$ 2,473,797	$ 1,636,414
GIOP [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, authorized (in Shares)				500,000,000
Ordinary shares, par value (in Dollars per share)				$ 0.0001
Share issued (in Shares)		27,000,000		999,999
Price per share (in Dollars per share)		$ 0.0001
Total consideration		$ 2,800
Statutory reserves, description					They are required to allocate 10% of their after-tax profits to fund statutory reserves until such reserves have reached 50% of their respective registered capital.
GMB Culture [Member]
Shareholders’ Equity (Details) [Line Items]
Equity interest, percentage							40.00%
Capital contributions						8,296
GMB Culture [Member] | Non-controlling shareholders [Member]
Shareholders’ Equity (Details) [Line Items]
Capital contributions						87,247
GMB(Beijing) [Member]
Shareholders’ Equity (Details) [Line Items]
Capital contributions						152,117
GMB(Beijing) [Member] | Non-controlling shareholders [Member]
Shareholders’ Equity (Details) [Line Items]
Capital contributions						$ 150,881
Osiris International Cayman Limited [Member]
Shareholders’ Equity (Details) [Line Items]
Price per share (in Dollars per share)				$ 0.0001